Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)		Common Stock Prior to Recapitalization		Common Stock Recapitalization		Common Stock		Additional Paid-In Capital Prior to Recapitalization	Additional Paid-In Capital Recapitalization	Additional Paid-In Capital	Accumulated Deficit Prior to Recapitalization	Accumulated Deficit Recapitalization	Accumulated Deficit	Prior to Recapitalization	Recapitalization	Total
Balance at Dec. 31, 2023						$ 325	[1]			$ 23,791			$ (1,001,675)			$ (977,559)
Balance (in Shares) at Dec. 31, 2023	[1]					3,249,999
Net loss							[1]						(3,122,557)			(3,122,557)
Balance at Dec. 31, 2024		$ 1	[1],[2]	$ 324	[1],[2]	$ 325	[1],[2]	$ 24,115	$ (324)	23,791	$ (4,124,232)		(4,124,232)	$ (4,100,116)		(4,100,116)
Balance (in Shares) at Dec. 31, 2024	[1],[2]	1,505		3,248,494		3,249,999
Equity of Unite Acquisition 1 Corp. at the time of the exchange						$ 500	[2]			(500)			(279,746)			(279,746)
Equity of Unite Acquisition 1 Corp. at the time of the exchange (in Shares)	[2]					5,000,000
Common stock cancelled at the time of the exchange						$ (175)	[2]			175
Common stock cancelled at the time of the exchange (in Shares)	[2]					(1,750,000)
Recapitalization of Unite Acquisition 1 Corp. accumulated deficit at time of the exchange							[2]			(279,746)			279,746
Common stock and warrants issued in private placement	[3]					$ 140	[2]			4,701,004						4,701,144
Common stock and warrants issued in private placement (in Shares)	[2],[3]					1,400,342
Common stock and warrants issued in connection with debt extinguishment						$ 50	[2]			1,681,116						1,681,166
Common stock and warrants issued in connection with debt extinguishment (in Shares)	[2]					501,140
Forgiveness of accrued consulting fees by related parties							[2]			345,900						345,900
Net loss							[2]						(603,084)			(603,084)
Balance at Mar. 31, 2025						$ 840	[2]			6,471,740			(4,727,316)			1,745,264
Balance (in Shares) at Mar. 31, 2025	[2]					8,401,481
Balance at Dec. 31, 2024		$ 1	[1],[2]	$ 324	[1],[2]	$ 325	[1],[2]	24,115	(324)	23,791	(4,124,232)		(4,124,232)	(4,100,116)		(4,100,116)
Balance (in Shares) at Dec. 31, 2024	[1],[2]	1,505		3,248,494		3,249,999
Net loss																(2,123,939)
Balance at Jun. 30, 2025						$ 846	[2]			6,721,734			(6,248,171)			474,409
Balance (in Shares) at Jun. 30, 2025	[2]					8,455,829
Balance at Dec. 31, 2024		$ 1	[1],[2]	$ 324	[1],[2]	$ 325	[1],[2]	$ 24,115	$ (324)	23,791	$ (4,124,232)		(4,124,232)	$ (4,100,116)		(4,100,116)
Balance (in Shares) at Dec. 31, 2024	[1],[2]	1,505		3,248,494		3,249,999
Equity of Unite Acquisition 1 Corp. at the time of the exchange						$ 500	[1]			(500)			(279,746)			(279,746)
Equity of Unite Acquisition 1 Corp. at the time of the exchange (in Shares)	[1]					5,000,000
Common stock cancelled at the time of the exchange						$ (175)	[1]			175
Common stock cancelled at the time of the exchange (in Shares)	[1]					(1,750,000)
Recapitalization of Unite Acquisition 1 Corp. accumulated deficit at time of the exchange							[1]			(279,746)			279,746
Common stock and warrants issued in private placement	[4]					$ 160	[1]			5,283,945						5,284,105
Common stock and warrants issued in private placement (in Shares)	[1],[4]					1,600,342
Common stock and warrants issued in connection with debt extinguishment						$ 50	[1]			1,681,116						1,681,166
Common stock and warrants issued in connection with debt extinguishment (in Shares)	[1]					501,140
Forgiveness of accrued consulting fees by related parties							[1]			345,900						345,900
Shares issued in exchange for services						$ 6	[1]			249,994						250,000
Shares issued in exchange for services (in Shares)	[1]					54,348
Stock-based compensation							[1]			496,864						496,864
Net loss							[1]						(5,167,569)			(5,167,569)
Balance at Dec. 31, 2025						$ 866	[1]			7,801,539			(9,291,801)			(1,489,396)
Balance (in Shares) at Dec. 31, 2025	[1]					8,655,829
Balance at Mar. 31, 2025						$ 840	[2]			6,471,740			(4,727,316)			1,745,264
Balance (in Shares) at Mar. 31, 2025	[2]					8,401,481
Shares issued in exchange for services						$ 6	[2]			249,994						250,000
Shares issued in exchange for services (in Shares)	[2]					54,348
Net loss							[2]						(1,520,855)			(1,520,855)
Balance at Jun. 30, 2025						$ 846	[2]			6,721,734			(6,248,171)			474,409
Balance (in Shares) at Jun. 30, 2025	[2]					8,455,829
Balance at Dec. 31, 2025						$ 866	[1]			7,801,539			(9,291,801)			(1,489,396)
Balance (in Shares) at Dec. 31, 2025	[1]					8,655,829
Common stock and warrants issued in private placement	[5]					$ 13				514,512						514,525
Common stock and warrants issued in private placement (in Shares)	[5]					130,400
Stock-based compensation										345,396						345,396
Net loss													(1,146,096)			(1,146,096)
Balance at Mar. 31, 2026						$ 879				8,661,447			(10,437,897)			(1,775,571)
Balance (in Shares) at Mar. 31, 2026						8,786,229
Balance at Dec. 31, 2025						$ 866	[1]			7,801,539			(9,291,801)			(1,489,396)
Balance (in Shares) at Dec. 31, 2025	[1]					8,655,829
Net loss																(2,351,408)
Balance at Jun. 30, 2026						$ 905				9,976,954			(11,643,209)			(1,665,350)
Balance (in Shares) at Jun. 30, 2026						9,053,279
Balance at Mar. 31, 2026						$ 879				8,661,447			(10,437,897)			(1,775,571)
Balance (in Shares) at Mar. 31, 2026						8,786,229
Common stock and warrants issued in private placement	[6]					$ 5				202,616						202,621
Common stock and warrants issued in private placement (in Shares)	[6]					52,000
Common stock issued pursuant to warrant exercises	[7]					$ 16				669,090						669,106
Common stock issued pursuant to warrant exercises (in Shares)	[7]					165,050
Shares issued in exchange for services						$ 5				249,995						250,000
Shares issued in exchange for services (in Shares)						50,000
Stock-based compensation										193,806						193,806
Net loss													(1,205,312)			(1,205,312)
Balance at Jun. 30, 2026						$ 905				$ 9,976,954			$ (11,643,209)			$ (1,665,350)
Balance (in Shares) at Jun. 30, 2026						9,053,279

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).
[2]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 4).
[3]	Includes gross proceeds of $6,161,505, less issuance costs of $1,460,361.
[4]	Includes gross proceeds of $7,161,504, less issuance costs of $1,955,399.
[5]	Includes aggregate gross proceeds of $652,000, less issuance costs of $137,475.
[6]	Includes gross proceeds of $260,000, less issuance costs of $57,379.
[7]	Includes gross proceeds of $726,227, less issuance costs of $57,121.